UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 11, 2012

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  $2,736,809 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106    50289  1827360 SH       SOLE                   878360            949000
Active Network, Inc.           COM              00506D100     1293    76800 SH       SOLE                    76800
Alaska Air Group, Inc.         COM              011659109    34251   956200 SH       SOLE                   439000            517200
Alliance Data Systems Corporat COM              018581108    26571   210950 SH       SOLE                    96350            114600
Altera Corporation             COM              021441100    23859   599175 SH       SOLE                   284975            314200
Amazon.com, Inc.               COM              023135106   116029   572955 SH       SOLE                   272620            300335
Apple Inc.                     COM              037833100   110607   184483 SH       SOLE                    88638             95845
Aruba Networks, Inc.           COM              043176106    37020  1661560 SH       SOLE                   817610            843950
BJ's Restaurants, Inc.         COM              09180C106      227     4500 SH       SOLE                     3500              1000
Berry Petroleum Company        COM              085789105    75860  1609600 SH       SOLE                   763850            845750
BlackRock, Inc.                COM              09247X101    46184   225400 SH       SOLE                    89250            136150
Blue Nile, Inc.                COM              09578R103    20408   618800 SH       SOLE                   302500            316300
BroadSoft, Inc.                COM              11133B409     1473    38500 SH       SOLE                    38500
Celgene Corporation            COM              151020104    38518   496884 SH       SOLE                   229412            267472
Chart Industries, Inc.         COM              16115Q308      271     3700 SH       SOLE                     2900               800
Chipotle Mexican Grill, Inc.   COM              169656105    51144   122355 SH       SOLE                    57755             64600
Cognizant Technology Solutions COM              192446102   144307  1875340 SH       SOLE                   885190            990150
Deckers Outdoor Corporation    COM              243537107    37650   597150 SH       SOLE                   271900            325250
Dendreon Corporation           COM              24823Q107    12346  1158750 SH       SOLE                   549100            609650
EMC Corporation                COM              268648102    69428  2323550 SH       SOLE                  1111950           1211600
Energy XXI (Bermuda) Limited   COM              G10082140    57668  1597020 SH       SOLE                   752370            844650
F5 Networks, Inc.              COM              315616102   126950   940651 SH       SOLE                   451571            489080
FMC Technologies, Inc.         COM              30249U101    32385   642300 SH       SOLE                   295300            347000
Financial Engines, Inc.        COM              317485100    36050  1612260 SH       SOLE                   762960            849300
Fusion-io, Inc.                COM              36112J107     1722    60600 SH       SOLE                    55700              4900
Google Inc.                    COM              38259P508   102320   159566 SH       SOLE                    75521             84045
Green Dot Corporation          COM              39304D102     9990   376700 SH       SOLE                   106800            269900
HMS Holdings Corp.             COM              40425J101    54841  1757155 SH       SOLE                   816605            940550
Haynes International, Inc.     COM              420877201      291     4600 SH       SOLE                     3600              1000
HomeAway, Inc.                 COM              43739Q100     2354    92950 SH       SOLE                    82750             10200
Human Genome Sciences, Inc.    COM              444903108     9377  1138025 SH       SOLE                   535825            602200
IPC The Hospitalist Company, I COM              44984A105    15124   409750 SH       SOLE                   186350            223400
Intuitive Surgical, Inc.       COM              46120E602    52719    97313 SH       SOLE                    44343             52970
Joy Global Inc.                COM              481165108    37908   515750 SH       SOLE                   229650            286100
LinkedIn Corporation           COM              53578A108    31385   307730 SH       SOLE                   187830            119900
MAKO Surgical Corp.            COM              560879108    45201  1072380 SH       SOLE                   505855            566525
McMoRan Exploration Co.        COM              582411104     1329   124200 SH       SOLE                    74200             50000
MercadoLibre, Inc.             COM              58733R102    94684   968240 SH       SOLE                   464515            503725
Michael Kors Holdings Limited  COM              G60754101    20476   439500 SH       SOLE                   191100            248400
Mitek Systems, Inc.            COM              606710200    16566  1428100 SH       SOLE                   738800            689300
Molycorp, Inc.                 COM              608753109      284     8400 SH       SOLE                     7500               900
Nektar Therapeutics            COM              640268108      124    15700 SH       SOLE                     5700             10000
Netflix, Inc.                  COM              64110L106    51872   450905 SH       SOLE                   220425            230480
Nordstrom, Inc.                COM              655664100    48432   869198 SH       SOLE                   399098            470100
OpenTable, Inc.                COM              68372A104    48222  1191555 SH       SOLE                   581230            610325
PACCAR Inc                     COM              693718108      211     4500 SH       SOLE                     3200              1300
Paychex, Inc.                  COM              704326107      426    13750 SH       SOLE                    11550              2200
Pioneer Natural Resources Comp COM              723787107    51455   461105 SH       SOLE                   214405            246700
Polypore International, Inc.   COM              73179V103    30304   861900 SH       SOLE                   391500            470400
Portfolio Recovery Associates, COM              73640Q105    45308   631735 SH       SOLE                   296535            335200
Precision Castparts Corp.      COM              740189105    90754   524895 SH       SOLE                   243995            280900
QUALCOMM Incorporated          COM              747525103    95141  1397895 SH       SOLE                   676495            721400
Qihoo 360 Technology Co. Ltd.  COM              74734M109      320    13088 SH       SOLE                    13088
Riverbed Technology, Inc.      COM              768573107      222     7900 SH       SOLE                     6200              1700
SPDR Trust Series 1            COM              78462F103      282     2002 SH       SOLE                     2002
SXC Health Solutions Corp.     COM              78505P100    51045   680960 SH       SOLE                   320110            360850
Salix Pharmaceuticals, Ltd.    COM              795435106    44701   851450 SH       SOLE                   394750            456700
SandRidge Energy, Inc.         COM              80007P307    32396  4137420 SH       SOLE                  1924920           2212500
Skyworks Solutions, Inc.       COM              83088M102    45038  1628850 SH       SOLE                   794650            834200
Tesla Motors, Inc.             COM              88160R101    53384  1433520 SH       SOLE                   707920            725600
Ubiquiti Networks, Inc.        COM              90347A100     1506    47600 SH       SOLE                    45500              2100
Vera Bradley, Inc.             COM              92335C106    26502   877840 SH       SOLE                   398240            479600
VeriFone Systems, Inc.         COM              92342Y109    81352  1568375 SH       SOLE                   764525            803850
Verizon Communications Inc.    COM              92343V104      443    11578 SH       SOLE                    11078               500
Vertex Pharmaceuticals Incorpo COM              92532F100    12697   309600 SH       SOLE                   141100            168500
Whiting Petroleum Corporation  COM              966387102    37274   686445 SH       SOLE                   313645            372800
Zillow, Inc.                   COM              98954A107    22411   629700 SH       SOLE                   338800            290900
lululemon athletica inc.       COM              550021109    78883  1055575 SH       SOLE                   487475            568100
priceline.com Incorporated     COM              741503403   113526   158225 SH       SOLE                    76530             81695
tw telecom inc.                COM              87311L104    25216  1137900 SH       SOLE                   524100            613800